FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09571

Nuveen Senior Income Fund

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip Code)

Gifford R. Zimmerman – Chief Administrative Officer

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year-end: July 31

Date of reporting period: June 30, 2006

Item 1. Proxy Voting Record

Vote Summary Report

July 1, 2005 - June 30, 2006

Nuveen Senior Income Fund

Mtg Date/Type	Company/Ballot Issues	Security	Mgmt Rec	Vote Cast	Record Date	Prpnent
06/14/06 - A	ING Prime Rate Trust	44977W106			03/30/06
	1 Elect Directors		For	For		Mgmt

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Senior Income Fund

By

/s/ Gifford R. Zimmerman – Chief Administrative Officer

Date

August 30, 2006